SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Prepaid expenses	$ 41,276	$ 21,660	$ 21,840	$ 29,610
Property, plant and equipment, net	887,774	716,511	713,274	142,813
Operating lease right-of-use assets	126,655	90,932
LIABILITIES AND STOCKHOLDERS' EQUITY
Other current liabilities	159,049	159,783	151,753
Other long-term liabilities	$ 164,547	125,057	38,905	$ 27,793
Adjustment
ASSETS
Prepaid expenses		(180)
Property, plant and equipment, net		3,237
Operating lease right-of-use assets		90,932
LIABILITIES AND STOCKHOLDERS' EQUITY
Other current liabilities		8,030
Other long-term liabilities		86,152
ASU 2016-02
ASSETS
Prepaid expenses			21,840
Property, plant and equipment, net			713,274
LIABILITIES AND STOCKHOLDERS' EQUITY
Other current liabilities			151,753
Other long-term liabilities			$ 38,905
ASU 2016-02 | Adjustment
ASSETS
Operating lease right-of-use assets		$ 94,200